Note 18 - Income Tax (Details Textual) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 230,017	$ 182,835
Capital loss carryforwards [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	31,271	27,994
Non capital loss carryforwards [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	103,660	75,830
Non capital loss carryforwards [member] | Country of domicile [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	99,275	$ 72,286
Non capital loss carryforwards [member] | Australia [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	650
Non capital loss carryforwards [member] | United States [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 3,735